Debt (Narrative - Capital Lease Obligations) (Details) - Capital Lease Obligations	12 Months Ended
Mar. 31, 2018
Debt Instrument [Line Items]
Capital leases, period of lease agreement	10 years
Capital Leases, number of renewal periods	4
Capital Leases, renewal term (in years)	5 years
Capital lease agreement, imputed annual interest rate	7.20%
Minimum
Debt Instrument [Line Items]
Capital lease agreement, imputed annual interest rate	5.50%
Maximum
Debt Instrument [Line Items]
Capital lease agreement, imputed annual interest rate	7.00%